Offerings - Offering: 1	Jun. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,200,000
Proposed Maximum Offering Price per Unit	33.355
Maximum Aggregate Offering Price	$ 40,026,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,527.59
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transactions. The amount registered represents additional shares of the Registrant's common stock authorized for issuance under the Registrant's Second Amended and Restated 2020 Stock Incentive Plan pursuant to an amendment thereto increasing the number of authorized shares by such amount, effective as of June 1, 2026. The proposed maximum offering price per unit and the maximum aggregate offering price are estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Stock Market on June 8, 2026.